Summary of Lattice-Based Option Value Assumptions (Detail) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility	34.00%	35.00%	35.00%
Average expected term for stock options and SARs (in years)	7 years 2 months 12 days	7 years 3 months 18 days	6 years 7 months 6 days
Stock Options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of stock options granted during the period	7.93	6.43	0.95
Expected dividend yield	3.40%	3.86%	10.09%
Average risk-free interest rate	1.83%	2.08%	1.43%
Stock Appreciation Rights (SARs)
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted average fair value of SARs granted during the period	8.49	7.61	2.31
Expected dividend yield	3.39%	3.86%	10.13%
Average risk-free interest rate	1.68%	2.15%	1.64%